Acquisition of Business (Tables)	6 Months Ended
Jun. 30, 2019
Acquisition of Business [Abstract]
Schedule of purchase price allocation of acquired business
June 01,
2019
Cash paid	1,895
Total acquisition price	$1,895

Recognized amounts of identifiable assets acquired:
Intangible assets, net	953
Property and equipment, net	91
Inventory	380
Net assets acquired	1,424
Goodwill	471